Stock Based Compensation (Details) - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average fair value per option	$ 18.43	$ 23.17	$ 21.17	$ 20.16
Risk-free interest rate	1.78%	1.80%	1.09%	1.15%
Dividend yield	1.22%	1.75%	2.29%	1.94%
Expected stock volatility	47.00%	50.35%	50.66%	50.00%
Expected life - years	6 years	6 years	6 years	6 years